Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	$ 846,474	$ 217,145
Accrued liabilities	268,999	279,481
Current accounts payable and accrued liabilities	$ 1,115,473	$ 496,626